Employee Benefit Plans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	$ 18,561	$ (3,743)	$ 2,009
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(980)	(688)	(1,593)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax	(399)	171	(558)
Other Comprehensive Income Defined Benefit Plan Net Foreign Exchange Translations And Other Adjustments	(196)	(307)	290
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	16,986	(4,567)	148
Total recognized in net periodic benefit cost and other comprehensive income	25,329	1,555	7,618
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	8,348	2,326	2,094
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(353)	(236)	(20)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax	0	0	0
Other Comprehensive Income Defined Benefit Plan Net Foreign Exchange Translations And Other Adjustments	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	7,995	2,090	2,074
Total recognized in net periodic benefit cost and other comprehensive income	$ 10,499	$ 4,055	$ 3,365